Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,449,899.04

Principal:
Principal Collections	$13,938,003.99
Prepayments in Full	$8,938,859.33
Liquidation Proceeds	$293,847.01
Recoveries	$34,335.56
Sub Total	$23,205,045.89
Collections	$24,654,944.93

Purchase Amounts:
Purchase Amounts Related to Principal	$316,033.04
Purchase Amounts Related to Interest	$1,411.11
Sub Total	$317,444.15

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,972,389.08

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	32
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$24,972,389.08
Servicing Fee	$349,736.69	$349,736.69	$0.00	$0.00	$24,622,652.39
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,622,652.39
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$24,622,652.39
Interest - Class A-3 Notes	$94,896.15	$94,896.15	$0.00	$0.00	$24,527,756.24
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$24,377,144.57
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,377,144.57
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$24,302,947.24
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,302,947.24
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$24,239,807.24
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,239,807.24
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$24,162,460.74
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,162,460.74
Regular Principal Payment	$22,653,842.92	$22,653,842.92	$0.00	$0.00	$1,508,617.82
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,508,617.82
Residuel Released to Depositor	$0.00	$1,508,617.82	$0.00	$0.00	$0.00
Total		$24,972,389.08

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$22,653,842.92
Total					$22,653,842.92
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,653,842.92	$41.35	$94,896.15	$0.17	$22,748,739.07	$41.52
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$22,653,842.92	$14.07	$460,191.65	$0.29	$23,114,034.57	$14.36

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$135,565,928.65	0.2474734	$112,912,085.73	0.2061192
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$403,225,928.65	0.2503949	$380,572,085.73	0.2363273

Pool Information
Weighted Average APR	4.290%	4.295%
Weighted Average Remaining Term	31.84	31.01
Number of Receivables Outstanding	31,588	30,636
Pool Balance	$419,684,025.08	$395,976,530.66
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$403,225,928.65	$380,572,085.73
Pool Factor	0.2548131	0.2404190

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$15,404,444.93
Targeted Overcollateralization Amount	$15,404,444.93
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$15,404,444.93

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	32

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		87	$220,751.05
(Recoveries)		140	$34,335.56
Net Losses for Current Collection Period			$186,415.49
Cumulative Net Losses Last Collection Period			$8,944,139.19
Cumulative Net Losses for all Collection Periods			$9,130,554.68

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.53%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.29%	552	$9,069,561.20
61-90 Days Delinquent	0.21%	55	$845,293.18
91-120 Days Delinquent	0.09%	20	$371,224.93
Over 120 Days Delinquent	0.28%	61	$1,100,876.49
Total Delinquent Receivables	2.88%	688	$11,386,955.80

Repossession Inventory:
Repossessed in the Current Collection Period		22	$410,453.98
Total Repossessed Inventory		31	$556,555.77

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6798%
Preceding Collection Period			0.6266%
Current Collection Period			0.5485%
Three Month Average			0.6183%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4673%
Preceding Collection Period			0.4115%
Current Collection Period			0.4439%
Three Month Average			0.4409%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer